Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 40.31%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		998	$100,070
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,966	94,879
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,642	47,470
Vanguard Short-Term Treasury ETF (a)............................................................................		1,643	94,949
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $345,696)			337,368
		Notional
PURCHASED OPTIONS - 138.24% (b)(c)	Contracts	Amount

CALL OPTIONS - 103.15%
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $433.86......................................	24	$860,544	5,923
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $0.45..........................................	24	860,544	857,265
PUT OPTIONS - 35.09%			863,188

iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.54...................	74	758,130	183,985
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price
$114.11................................................................................................................	83	850,335	107,446
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $170.82.......................................	24	860,544	2,138
TOTAL PURCHASED OPTIONS (Cost $1,182,034)			293,569
			1,156,757
Total Investments (Cost $1,527,730) - 178.55%............................................................			1,494,125
Liabilities in Excess of Other Assets - (78.55)%.............................................................			(657,274)
....................................................................................TOTAL NET ASSETS - 100.00%			$836,851

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,368.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	3/10/2023	$170.82	24	$(860,544)	$(456,921)
PUT OPTIONS					(456,921)

iShares 20+ Year Treasury Bond ETF...............	3/10/2023	$134.25	74	(758,130)	(232,104)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	3/10/2023	$120.12	83	(850,335)	(153,453)
S&P 500® Mini Index...................................	3/10/2023	$383.37	24	(860,544)	(82,238)
TOTAL OPTIONS WRITTEN (Premiums Received $797,283)					(467,795)
					$(924,716)